Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000248869
Shareholder Report [Line Items]
Fund Name	Strategas Macro Momentum ETF
Class Name	Strategas Macro Momentum ETF
Trading Symbol	SAMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Macro Momentum ETF	S&P 500 Index (USD) (NR)Footnote Reference*
Apr/24	$10,000	$10,000
Dec/24	$10,928	$11,366
Dec/25	$12,236	$13,347

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Momentum ETF	11.97%	12.26%
S&P 500 Index (USD) (NR)Footnote Reference*	17.43%	17.99%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Macro Momentum ETF (SAMM) returned +12.0% while its benchmark, the S&P 500 Index, returned +17.4% over that same period. As of the same ending period, SAMM gained 9.9% over the previous six months, while the S&P 500, gained 10.8%.

   With a total return of +5.3% in 4Q, SAMM closed calendar year 2025 on a strong note – capitalizing on continued strength from Banks stocks, a pro-cyclical leadership tilt, and new Fund positions in Health Care. For that quarter, SAMM’s 5.3% total return compares favorably to the S&P 2.6% total return and the Russell 2000 2.18% total return.

   At the stock level, names like MU (+70.7% - Technology). SQM (+29.3% - Materials), NTRA (+25.1% - Health Care), REGN (+11.2% - Health Care), GOOGL (+25.1% - Communication  Services), PH (+16.2% - Industrials), and MS (+12.4% - Financials) were all important contributors to SAMM’s standout performance.

   SAMM invests in the market’s momentum and relative strength leaders by overweighting sectors that are top-ranked using a multi-input scoring system. And while strong markets haven’t required a defensive approach, SAMM also stands at the ready to rotate into a more measured posture should conditions deteriorate. Over the 4th quarter, Health Care has become a bigger part of SAMM as the sector has improved its relative standing, which Strategas expects to continue in 2026. Given the extreme nature of the recent move and risk for reversion, Strategas has also been reducing exposure in memory-based Semis, like MU. And while Energy stands as a modest weight in the portfolio, there are signs of improvement which may lead an increased allocation in the months ahead.

AssetsNet	$ 20,444,605
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 21,493
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,444,605	31	$21,493	233%

Holdings [Text Block]

Sector Weightings as of December 31, 2025Footnote Reference*

Value	Value
Consumer Staples	2.7%
Utilities	2.9%
Materials	3.6%
Energy	4.6%
Consumer Discretionary	7.7%
Industrials	7.9%
Communication Services	8.6%
Financials	17.2%
Health Care	20.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Natera	5.0%
Parker-Hannifin	4.5%
Apple	4.2%
Goldman Sachs Group	4.1%
Bank of America	4.1%
Morgan Stanley	4.0%
Eli Lilly	4.0%
Marriott International, Cl A	3.8%
Shopify, Cl A	3.7%
Sociedad Quimica y Minera de Chile ADR	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samm
C000233882
Shareholder Report [Line Items]
Fund Name	Strategas Macro Thematic Opportunities ETF
Class Name	Strategas Macro Thematic Opportunities ETF
Trading Symbol	SAMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samt
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Macro Thematic Opportunities ETF	S&P 500 Index (USD) (NR)Footnote Reference*
Jan/22	$10,000	$10,000
Dec/22	$9,300	$8,802
Dec/23	$9,435	$11,062
Dec/24	$12,075	$13,772
Dec/25	$16,072	$16,173

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Thematic Opportunities ETF	33.10%	12.81%
S&P 500 Index (USD) (NR)Footnote Reference*	17.43%	12.99%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Macro Thematic Opportunities ETF (SAMT) returned +33.1% while its benchmark, the S&P 500 Index, returned +17.4%, an outperformance of 1,567bp. As of the same ending period, SAMT gained 12.7% over the previous six months, while the S&P 500 gained 10.8%.

   2025’s outperformance was aided by the Fund’s overweight in industrials and robust gains within the utilities space. In addition to adding Consumer Spending Wave (CSW) as a theme late in Q3, the Fund also saw subtle changes within the undertones of each of the themes. The Fund’s themes at year end were Industrial Power Renaissance (IPR), Artificial Intelligence (AI), De-Globalization (DGL), Consumer Spending Wave and Cash Flow Aristocrats (CFA).

   Within the Fund’s IPR theme, the Fund eventually reduced its nuclear energy exposure by selling names such as OKLO Inc. following strong contributions to the portfolio in the first part of the year. 2025 was also another good year for De-Globalization, where the Fund actively shifted from traditional energy names to metals and mining securities such as Century Aluminum, which added 43.3% to the portfolio. In addition, the Fund rotated out of L3Harris (+4.0%) and other traditional defense names while increasing exposure to Planet Labs, Palantir and Rocket Labs. Within Artificial Intelligence, a swing from producers of AI to those using it for productivity and profitability enhancements provided the opportunity to add names such as JP Morgan (+31.8%) and Robinhood (+142.6%).

   The remaining two themes saw less rotation. Cash Flow Aristocrats continues to provide a ballast to the rest of the portfolio maintaining names such as Cencora (+13.0%) and Walmart (+17.3%). Finally, the shortest tenured theme, Consumer Spending Wave, provided the Fund with mixed results over the course of its first few months. Within this theme, the Fund continues to own United Airlines (+6.4%) and Marriott (+15.1%) while having jettisoned Airbnb (-9.1%).

AssetsNet	$ 372,590,267
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,258,692
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$372,590,267	34	$1,258,692	200%

Holdings [Text Block]

Sector Weightings as of December 31, 2025Footnote Reference*

Value	Value
Utilities	4.7%
Consumer Staples	4.9%
Materials	5.0%
Exchange-Traded Funds	5.1%
Financials	8.7%
Consumer Discretionary	9.5%
Information Technology	9.6%
Communication Services	11.0%
Health Care	11.8%
Industrials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Planet Labs PBC	4.5%
Rocket Lab	4.2%
Merck	3.3%
Cencora	3.2%
Fox	3.1%
Alphabet, Cl A	3.0%
Marriott International, Cl A	3.0%
Quanta Services	2.9%
Entergy	2.8%
HCA Healthcare	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samt
C000233881
Shareholder Report [Line Items]
Fund Name	Strategas Global Policy Opportunities ETF
Class Name	Strategas Global Policy Opportunities ETF
Trading Symbol	SAGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/sagp
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Global Policy Opportunities ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Jan/22	$10,000	$10,000
Dec/22	$9,460	$8,710
Dec/23	$10,560	$10,643
Dec/24	$11,841	$12,505
Dec/25	$14,511	$15,298

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Strategas Global Policy Opportunities ETF	22.55%	9.92%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.34%	11.40%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

   For the year ending December 31, 2025, the Strategas Global Policy Opportunities ETF (SAGP) returned +22.6% while its benchmark, the MSCI ACWI Index, returned +22.3%, over the same time frame. As of the same ending period, SAGP gained 6.3% over the previous six months, while the MSCI ACWI, gained 11.2%.

   SAGP’s small and mid-capitalization stocks, which make up 10 percent of the Fund with the remaining large cap, reversed its outperformance from the prior quarter as large cap – both international and domestic took the lead for both Q4 and all of 2025 on average. Internationally, the Fund’s South Korea and Switzerland exposures were the top performing countries with Australia and Luxembourg bringing up the rear. Bayer Ag (+31%) and HD Hyundai Electric (+29.3%) were the Fund’s top two international performers during the quarter. US Large Cap returns were led by Teradyne (+40.7%) and Biogen (+26.7%) while US Small & Mid Cap positions were led by Dynavax Technologies (+54.9%) and Illumina (+38.1%).

   Sector returns saw Energy (led by Cameco at +9.4%), Health Care (Dynavax Technologies +54.9%), and Technology (Teradyne +40.7%) all present returns at the top of the heap while the Fund’s small Financials exposure (Brookfield Asset Management down -7.1%) came in at the bottom.

   Looking ahead, 2026 is an election year and, historically, midterm election years tend to be more volatile for the equity market compared to the other three years in the presidential cycle. On average, since 1962, the S&P 500 has had a 19 percent intra year decline compared to just 12 percent for other three years. These midterm election year sell-offs tend to be temporary in nature, but the equity market becomes more defensive throughout the year. Strategas believes SAGP’s Health Care overweight is uniquely positioned for this defense market.

AssetsNet	$ 59,163,506
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 331,435
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,163,506	100	$331,435	70%

Holdings [Text Block]

Country Weightings as of December 31, 2025Footnote Reference*

Value	Value
Other Countries	3.2%
Ireland	1.6%
Luxembourg	1.6%
Netherlands	1.7%
France	1.7%
Denmark	1.7%
Sweden	1.9%
Canada	3.2%
Germany	3.4%
Switzerland	5.0%
United Kingdom	7.9%
Japan	8.2%
United States	57.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2025

Holding Name	Percentage of Total Net Assets
Huntington Ingalls Industries	2.1%
Fox	2.1%
Lockheed Martin	2.0%
eBay	2.0%
Philip Morris International	2.0%
Axon Enterprise	2.0%
Textron	2.0%
Northrop Grumman	2.0%
Stanley Black & Decker	1.9%
Dexcom	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/sagp